CONSOLIDATED AND COMBINED FINANCIAL STATEMENT DETAILS - SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, net:
Property and equipment, gross		$ 118,711	$ 101,156
Accumulated depreciation and amortization	$ (76,095)	(70,644)	(58,159)
Property and equipment, net	$ 50,807	48,067	42,997
Computer Equipment and Capitalized Software
Property and equipment, net:
Property and equipment, gross		100,325	86,716
Leasehold Improvements
Property and equipment, net:
Property and equipment, gross		11,342	9,624
Furniture and Other Equipment
Property and equipment, net:
Property and equipment, gross		4,040	3,441
Projects in Progress
Property and equipment, net:
Property and equipment, gross		$ 3,004	$ 1,375